Schedule of Investments
(unaudited)
April 30, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a) (b)
Bryant Park Funding Ltd., Series 2024-23A,
Class D1, (3-mo. CME Term SOFR at 3.85%
Floor + 3.85%), 0.00%, 05/15/37 ....... USD 1,000 $ 1,000,000
Madison Park Funding Ltd., Series 2024-69A,
Class D1, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 0.00%, 07/25/37 ....... 1,660 1,660,000
Oaktree CLO Ltd., Series 2024-26A, Class D1,
(3-mo. CME Term SOFR at 3.45% Floor +
3.45%), 0.00%, 04/20/37 ............. 1,500 1,488,285
Sycamore Tree CLO Ltd., Series 2023-3A,
Class D1R, (3-mo. CME Term SOFR at
4.25% Floor + 4.25%), 9.57%, 04/20/37 .. 2,000 2,000,000
Total Asset-Backed Securities — 0 .1%
(Cost: $ 6,160,000 ) ............................... 6,148,285
Shares
Shares
Common Stocks
Construction & Engineering — 0.0%
McDermott International Ltd.
(c)
........... 541,445 124,532
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC , (Acquired
02/12/19 , cost $ 0 )
(c) (d) (e)
.............. 42,521 —
Financial Services — 0.1%
Travelport Finance SARL
(c) (e)
............ 1,764 5,081,943
Health Care Providers & Services — 0.1%
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 2,215,637 )
(c) (d)
................ 274,029 1,767,487
Machinery — 0.0%
Ameriforge Group, Inc.
(c)
............... 5,385 54
Media — 0.1%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 744,558 )
(c) (d) (e)
......... 59,257 3,110,993
Professional Services — 0.0%
NMG, Inc.
(c)
........................ 16,173 1,509,475
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(c)
.............. 94,283 766,049
Total Common Stocks — 0 .3%
(Cost: $ 14,624,852 ) ............................... 12,360,533
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26
(b)
(c) (f)
......................... 2,628 315,361
Automobile Components — 0.0%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
1,199 1,225,287
Chemicals — 0.2%
(b)
Illuminate Buyer LLC, 9.00%, 07/01/28 ..... 156 152,732
WR Grace Holdings LLC, 5.63%, 08/15/29 .. 10,674 9,558,557
9,711,289
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 7.88%, 02/15/31
(b)
4,076 4,085,002
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... USD 2,084 $ 2,236,338
Diversified Consumer Services — 0.1%
Sotheby's, 7.38%, 10/15/27
(b)
........... 4,638 4,322,259
Diversified Telecommunication Services — 0.1%
Level 3 Financing, Inc., 11.00%, 11/15/29
(b)
.. 2,655 2,709,136
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC,
0.00%, 12/19/30
(c) (e) (f)
.............. 8,430 —
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 5.25%, 10/01/29
(b)
.... 3,510 3,267,736
Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC, 6.75%, 01/15/30
(b)
7,262 6,318,222
Household Durables — 0.1%
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 6,326 3,909,133
Machinery — 0.2%
(b)
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ...................... 1,585 1,631,509
Madison IAQ LLC, 5.88%, 06/30/29 ....... 5,477 5,081,803
6,713,312
Real Estate Management & Development — 0.0%
Realogy Group LLC, 5.75%, 01/15/29
(b)
.... 390 272,227
Software — 0.2%
(b)
Cloud Software Group, Inc., 9.00%, 09/30/29 . 5,318 5,117,273
UKG, Inc., 6.88%, 02/01/31 ............ 4,853 4,862,248
9,979,521
Specialty Retail — 0.2%
(b)
eG Global Finance plc, 12.00%, 11/30/28 ... 3,816 3,939,249
White Cap Buyer LLC, 6.88%, 10/15/28 .... 4,392 4,243,280
8,182,529
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, 15.50%, 02/28/30
(a) (b) (c) (f)
1,266 196,280
Total Corporate Bonds — 1 .5%
(Cost: $ 64,696,988 ) ............................... 63,443,632
Fixed Rate Loan Interests
Health Care Technology — 0.2%
Cotiviti Holdings, Inc., Term Loan , 05/01/31
(g)
. 6,919 6,855,553
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
15.00%
,
10/15/26 ................. 5,006 5,166,679
Clear Channel International BV, Term Loan ,
7.50%
,
08/12/27
(e)
................. 6,120 6,028,200
11,194,879
Total Fixed Rate Loan Interests — 0 .4%
(Cost: $ 17,926,213 ) ............................... 18,050,432
Floating Rate Loan Interests
Aerospace & Defense — 3.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
05/25/28 ............ 25,819 23,644,853
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
05/25/28 ............ 5,256 4,813,306
Bleriot US Bidco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.57%
,
10/30/28 .................. 4,970 4,991,807

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Cobham Ultra SeniorCo SARL, Facility Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.01%
,
08/03/29 ....... USD 5,011 $ 4,911,172
Dynasty Acquisition Co., Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.82%
,
08/24/28 ............ 22,995 23,099,469
Dynasty Acquisition Co., Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.82%
,
08/24/28 ............ 8,866 8,906,561
Ovation Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.83%
,
04/21/31 .................. 5,874 5,892,386
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
02/01/28 .................. 16,152 16,149,457
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
02/01/29 ................. 8,686 8,724,119
Setanta Aircraft Leasing DAC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.56%
,
11/05/28 ............. 7,161 7,177,138
TransDigm, Inc., Term Loan I , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.06%
,
08/24/28 .................. 20,138 20,235,103
TransDigm, Inc., Term Loan J , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.56%
,
02/28/31 .................. 4,790 4,815,535
TransDigm, Inc., Term Loan K , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.06%
,
03/22/30 .................. 4,487 4,505,201
137,866,107
Automobile Components — 1.0%
(a)
Champions Holdco, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.07%
,
02/23/29 ................. 16,494 16,542,163
Clarios Global LP, 1st Lien Term Loan
(1-mo. EURIBOR at 0.00% Floor + 3.25%),
7.10% , 04/30/26 ................ EUR 1,129 1,204,432
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.32% , 05/06/30 .......... USD 16,377 16,418,297
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.17% - 10.40%
,
11/17/28 ........... 8,169 7,992,572
42,157,464
Automobiles — 0.3%
Dealer Tire Financial LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07%
,
12/14/27
(a) (e)
.......... 11,236 11,291,726
Beverages — 1.0%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.66%
,
01/24/29 .................. 30,007 28,947,681
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.40%
,
01/24/30 ................. 15,509 12,950,064
41,897,745
Security
Par (000)
Par (000) Value
Broadline Retail — 0.9%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.68%
,
11/24/28 ... USD 6,353 $ 6,327,523
Sally Holdings LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.57%
,
02/28/30 .................. 2,252 2,250,257
StubHub Holdco Sub LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.07%
,
03/15/30 ................. 28,240 28,213,953
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.32%
,
12/21/27 .................. 1,122 870,377
37,662,110
Building Products — 0.9%
(a)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.57%
,
05/13/29 . 2,239 2,249,381
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.07%
,
11/03/28 .................. 3,880 3,885,548
CP Atlas Buyer, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.17%
,
11/23/27 ................. 7,664 7,609,002
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%
,
10/02/28 ............ 1,945 1,941,692
LSF10 XL Bidco SCA, Facility Term Loan B4 ,
(3-mo. EURIBOR at 0.00% Floor + 4.18%),
8.08%
,
04/12/28 .................. EUR 1,583 1,576,806
Smyrna Ready Mix Concrete LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.82%
,
04/02/29
(e)
........... USD 3,421 3,429,544
Wilsonart LLC, Term Loan E , (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.65%
,
12/31/26 .................. 15,277 15,302,353
35,994,326
Capital Markets — 2.0%
(a)
Aretec Group, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.92%
,
08/09/30 .................. 3,606 3,622,809
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.93%
,
08/02/28 ....... 15,203 15,165,368
Axalta Coating Systems Dutch Holding B BV,
Term Loan B6 , (3-mo. CME Term SOFR at
0.50% Floor + 2.00%), 7.33%
,
12/20/29 .. 12,389 12,420,165
Azalea TopCo, Inc., Term Loan B , 04/24/31
(g)
. 4,207 4,189,457
Castlelake Aviation One DAC, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.83%
,
10/22/26 ............ 12,280 12,284,726
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.82%
,
06/30/28 ............ 7,254 7,242,744
Focus Financial Partners LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.07%
,
06/30/28 ............ 8,075 8,071,313
ION Trading Finance Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.75%),
10.15%
,
04/01/28 ................. 4,965 4,964,103
Learning Care Group US No. 2, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.75%), 10.06% - 10.09%
,
08/11/28 1,381 1,383,504
Osaic Holdings, Inc., Term Loan , 08/17/28
(g)
.. 5,845 5,876,855

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Osaic Holdings, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
9.82%
,
08/17/28 .................. USD 9,683 $ 9,735,320
84,956,364
Chemicals — 3.7%
(a)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.92%
,
09/30/28 .................. 7,524 7,514,646
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.42%
,
11/24/27 ....... 2,357 2,285,674
Ascend Performance Materials Operations
LLC, Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.07%
,
08/27/26 .. 3,208 3,146,468
Chemours Co. (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.82%
,
08/18/28 .................. 7,400 7,386,387
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.32%
,
12/29/27 ............ 2,111 1,779,329
Derby Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.56%
,
11/01/30 .................. 13,239 13,296,748
Ecovyst Catalyst Technologies LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.93%
,
06/09/28 ............ 8,976 8,960,536
Element Solutions, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
12/18/30 .................. 11,620 11,627,023
HB Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.32%
,
02/15/30 .................. 5,905 5,910,536
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.33%
,
07/03/28 ............ 6,665 6,387,685
Ineos US Finance LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.92%
,
02/18/30 .................. 4,171 4,176,080
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93% , 10/15/28 .......... 9,446 9,444,479
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.67% , 10/15/28 .......... 1,836 1,837,349
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 9.82%
,
03/29/28 ....... 13,843 13,713,510
Nouryon Finance BV, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 4.00%),
9.42%
,
04/03/28 .................. 10,306 10,325,355
Olympus Water US Holding Corp. Term Loan
B4 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.25%), 9.58%
,
11/09/28 ........... 10,304 10,335,907
OQ Chemicals International Holding GmbH,
Term Loan B2 , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.91%
,
10/14/24 .. 9,749 8,926,185
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.83%
,
03/16/27 ........... 5,621 5,630,873
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.68%
,
08/02/28 ............ 10,329 10,350,184
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.32%
,
09/22/28 .................. USD 9,680 $ 9,680,040
152,714,994
Commercial Services & Supplies — 3.4%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(e) (g)
... 615 616,466
Action Environmental Group, Inc., (The), Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.32%
,
10/24/30
(e)
...... 3,804 3,813,857
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.17% , 05/12/28 .......... 20,669 20,672,673
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.07% , 05/12/28 .......... 2,063 2,070,458
Amentum Government Services Holdings
LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.32%
,
02/15/29 .................. 7,745 7,754,184
Aramark Intermediate HoldCo Corp., Term Loan
B8 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.32%
,
06/22/30 ........... 9,428 9,416,201
Asplundh Tree Expert LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.17%
,
09/07/27 .................. 2,000 2,001,476
Clean Harbors, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%), 7.18%
- 7.19%
,
10/08/28 ................. 8,879 8,901,690
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
11/30/28 .................. 10,769 10,763,423
Covanta Holding Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
11/30/28 .................. 823 822,703
Garda World Security Corp., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.58%
,
02/01/29 .................. 2,718 2,726,591
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
05/31/27 .................. 5,059 5,076,077
NEP Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
8.68%
,
08/19/26 .................. 13,135 12,353,721
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.68% - 9.84%
,
12/15/28 . 7,290 4,913,692
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 7.58%
,
10/13/30 .. 4,202 4,207,098
Tempo Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.07%
,
08/31/28 .................. 19,319 19,366,980
TruGreen LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.42%
,
11/02/27 .................. 12,767 12,243,762
Vestis Corp., Term Loan B1 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.58%
,
02/22/31 .................. 5,909 5,912,723
Viad Corp., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
10.44%
,
07/30/28 ................. 6,759 6,772,597
140,406,372

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment — 0.5%
(a)
Ciena Corp. Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
10/24/30 .................. USD 10,047 $ 10,064,619
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.82% , 03/02/29 .......... 7,652 7,311,332
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94% , 05/30/30 .......... 3,511 3,353,576
20,729,527
Construction & Engineering — 1.4%
(a)
AECOM, Term Loan B , 7.19%
,
04/17/31 .... 7,869 7,905,040
Brand Industrial Services, Inc., Term Loan C ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83%
,
08/01/30 ............ 26,519 26,590,695
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.92%
,
12/16/27 .................. 1,427 1,427,324
Pike Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.43%
,
01/21/28 .................. 10,303 10,329,861
USIC Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
9.06% - 9.07%
,
05/12/28 ............ 10,120 10,110,833
56,363,753
Construction Materials — 0.9%
(a)
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.32%
,
03/08/29 ................. 7,123 6,810,006
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.90%
,
04/29/29 .................. 11,836 11,882,727
Potters Industries LLC, Term Loan , 12/14/27
(g)
6,180 6,214,793
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.57%
,
03/19/29 ............ 3,870 3,870,756
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68%
,
09/22/28 ............ 3,139 3,146,730
Summit Materials LLC, Term Loan B2 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.80%
,
01/12/29 .................. 4,756 4,788,721
36,713,733
Consumer Staples Distribution & Retail — 0.3%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.43% , 09/13/26 .......... 10,022 10,047,197
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.32% , 11/22/28 ........... 1,841 1,847,546
11,894,743
Containers & Packaging — 1.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.82%
,
12/01/27 ....... 22,047 22,123,306
LABL, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.42%
,
10/29/28 ................. 4,826 4,718,404
Mauser Packaging Solutions Holding Co., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.81%
,
04/15/27 ....... 7,766 7,769,069
Pregis TopCo LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
9.07%
,
07/31/26 .................. 2,393 2,398,352
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.57%
,
09/15/28 ............ USD 7,421 $ 7,424,572
44,433,703
Distributors — 0.5%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.00%), 7.32%
,
01/31/31 .. 8,812 8,831,146
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.34%
,
10/28/27 .................. 11,033 10,228,053
19,059,199
Diversified Consumer Services — 1.7%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%
,
12/11/28 ............. 3,449 3,434,433
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.68%
,
11/24/28 ....... 7,498 7,490,973
Kuehg Corp., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.30%
,
06/12/30 ................. 8,768 8,787,071
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.09%
,
01/15/27 16,943 16,494,733
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.31%
,
09/29/30 ............ 9,788 9,824,695
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.43%
,
09/01/25 ................. 6,491 5,956,465
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.07%
,
01/30/31 ............ 12,089 12,152,830
WCG Purchaser Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.43%
,
01/08/27 ............ 5,648 5,662,098
69,803,298
Diversified Telecommunication Services — 2.7%
(a)
Altice Financing SA, Term Loan , (3-mo.
LIBOR USD at 0.00% Floor + 2.75%),
8.34%
,
01/31/26
(e)
................. 8,394 7,806,595
Altice France SA, Term Loan B14 , (3-mo.
CME Term SOFR at 0.00% Floor + 5.50%),
10.83%
,
08/15/28 ................. 14,759 11,027,452
Connect Finco SARL, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.83% , 12/11/26 ........... 6,652 6,635,504
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.82% , 09/27/29 .......... 7,493 7,258,759
Eircom Finco SARL, Facility Term Loan B ,
(1-mo. EURIBOR at 0.00% Floor + 3.25%),
7.12%
,
05/15/26 .................. EUR 924 986,480
Iridium Satellite LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.82%
,
09/20/30 .................. USD 7,024 7,025,712
Level 3 Financing, Inc., Term Loan B1 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.88%
,
04/15/29 ................. 4,897 4,804,759
Level 3 Financing, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 2.00% Floor + 6.56%),
11.88%
,
04/15/30 ................. 4,932 4,823,586

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., Term Loan ,
12/31/30
(g)
...................... USD 665 $ 562,216
Lumen Technologies, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.78%
,
04/15/29 ............ 6,647 4,772,681
Lumen Technologies, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 7.78%
,
04/15/30 ............ 6,813 4,757,915
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.68% - 9.85%
,
09/01/28 ............ 5,308 5,098,963
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
09/25/26 .................. 19,036 15,276,283
Virgin Media Bristol LLC, Facility Term Loan Q ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.69%
,
01/31/29 ............ 3,996 3,931,629
Zayo Group Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.43%
,
03/09/27 .................. 30,912 26,676,066
111,444,600
Electric Utilities — 0.2%
NRG Energy, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.33%
,
04/16/31
(a)
................. 8,113 8,144,722
Electrical Equipment — 0.3%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.32%
,
06/23/28
(a)
........... 12,231 12,246,324
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
07/02/29
(a)
................. 12,417 12,451,882
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.43% , 06/28/24
(e)
......... 165 82,509
(1-mo. CME Term SOFR at 0.00% Floor +
1.00%), 6.43% , 06/30/25 .......... 1,263 375,494
458,003
Entertainment — 3.6%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 8.43%
,
04/22/26 ........... 15,767 13,656,496
Aristocrat Technologies, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.66%
,
05/24/29 ............ 842 843,526
Cirque du Soleil Canada, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.55%
,
03/08/30 ............ 5,539 5,527,974
City Football Group Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
07/21/28 .................. 12,426 12,379,103
Creative Artists Agency LLC, Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 8.57%
,
11/27/28 ............. 17,571 17,624,779
Formula One Management Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 7.56%
,
01/15/30 . 13,686 13,696,141
Security
Par (000)
Par (000) Value
Entertainment (continued)
Live Nation Entertainment, Inc., Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.17%
,
10/19/26 ............ USD 14,997 $ 14,962,033
NASCAR Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.93%
,
10/19/26 .................. 1,191 1,196,673
Playtika Holding Corp., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.18%
,
03/13/28 .................. 10,441 10,438,613
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 8.24%
,
01/23/25 ............ 9,646 9,637,982
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.34%
,
04/29/26 ............ 8,258 8,270,996
William Morris Endeavor Entertainment
LLC, 1st Lien Term Loan B1 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.18%
,
05/18/25 .................. 22,453 22,499,709
WMG Acquisition Corp., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
01/24/31 .................. 20,877 20,850,598
151,584,623
Financial Services — 3.9%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.92%
,
12/21/28 .. 9,721 9,762,609
Belron Finance LLC, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.84%
,
10/30/26 .................. 2,080 2,083,430
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
1.93%), 7.50% , 04/13/28 .......... 17,132 17,140,732
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68% , 04/18/29 .......... 2,861 2,861,857
Boost Newco Borrower LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
8.31%
,
01/31/31 .................. 23,461 23,505,107
Cogeco Communications Finance LP, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.93%
,
09/01/28 ....... 6,034 5,869,655
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.06%
,
04/09/27 ....... 24,491 24,447,941
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.32%
,
04/07/28 ...... 11,009 10,985,005
FinCo I LLC, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.33%
,
06/27/29 .................. 4,256 4,266,157
GIP Pilot Acquisition Partners LP, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.31%
,
10/04/30 ............ 1,844 1,850,288
HIG Finance 2 Ltd., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.82%
,
02/15/31 .................. 11,144 11,171,860
LBM Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.17%
,
12/17/27 ............ 6,258 6,261,094
Lions Gate Capital Holdings LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.67%
,
03/24/25 ............ 10,786 10,759,530

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 8.18%
,
12/11/26 ....... USD 13,722 $ 13,670,449
UPC Financing Partnership, Facility Term Loan
AX , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 8.44%
,
01/31/29 ........... 4,794 4,774,612
White Cap Supply Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07%
,
10/19/27 ............ 14,112 14,154,297
163,564,623
Food Products — 2.1%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.18%
,
10/01/25 .. 11,179 10,738,492
B&G Foods, Inc., Term Loan B4 , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.82%
,
10/10/26 .................. 1,358 1,356,081
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.68% , 10/25/27 .......... 19,982 20,057,043
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.07% , 10/25/27 .......... 4,813 4,835,510
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.67%
,
01/29/27 ....... 20,964 20,976,104
H-Food Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.69%),
9.29%
,
05/23/25 .................. 3,126 2,122,651
Nomad Foods Ltd., Facility Term Loan B4 ,
(6-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.27%
,
11/13/29 ............. 5,824 5,836,085
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.81%
,
03/31/28 ............ 6,308 6,278,745
Utz Quality Foods LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.07%
,
01/20/28 ............ 13,500 13,530,194
85,730,905
Ground Transportation — 0.9%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.17%
,
04/06/28 .. 3,803 3,773,308
Avis Budget Car Rental LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.18%
,
08/06/27 ............ 7,029 6,939,500
Genesee & Wyoming, Inc., Term Loan ,
04/10/31
(g)
...................... 14,150 14,150,849
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 11.09% - 11.10%
,
08/04/25 ..... 6,277 4,393,807
Uber Technologies, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.08%
,
03/03/30 .................. 8,801 8,852,979
38,110,443
Health Care Equipment & Supplies — 1.7%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67% , 05/10/27 .......... 17,569 17,448,077
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.32% , 09/29/28 .......... 5,674 5,684,266
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.67%
,
11/03/28 .................. USD 14,920 $ 14,894,922
Insulet Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.32%
,
05/04/28 .................. 4,429 4,440,207
Medline Borrower LP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.07%
,
10/23/28 .................. 28,851 28,914,431
71,381,903
Health Care Providers & Services — 1.8%
CHG Healthcare Services, Inc., 1st Lien Term
Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 09/29/28 .......... 9,414 9,426,514
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07% - 9.09% , 09/29/28 ..... 455 456,998
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.83%
,
11/08/27
(a)
........... 11,973 12,004,617
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
11/01/28
(a)
................. 12,373 12,390,421
Ensemble RCM LLC, Term Loan B , 08/01/29
(a) (g)
4,125 4,135,972
EyeCare Partners LLC, Term Loan A ,
0.00%
,
08/31/28 .................. 1,913 1,915,423
EyeCare Partners LLC, Term Loan B ,
10.04%
,
11/30/28
(e)
................ 8,936 5,182,671
EyeCare Partners LLC, Term Loan C ,
12.18%
,
11/30/28
(e)
................ 194 58,737
HomeVi, Facility Term Loan B1 , (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
7.12%
,
10/31/26
(a)
................. EUR 1,855 1,656,688
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.67%
,
11/01/28
(a)
...... USD 7,729 6,815,520
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.42%
,
11/01/29
(a)
..... 3,196 2,548,870
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
10/27/28
(a)
........... 6,771 6,781,282
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.82%
,
12/19/30
(a)
........... 7,031 7,067,929
Vizient, Inc., Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.67%
,
05/16/29
(a)
................. 2,460 2,468,058
72,909,700
Health Care Technology — 2.8%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.57%
,
02/15/29 .................. 25,019 24,956,118
Cotiviti, Inc., Term Loan , 02/24/31
(g)
........ 14,464 14,476,005
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.41%
,
10/01/27 ............ 17,026 16,212,127
IQVIA, Inc., Term Loan B4 , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.31%
,
01/02/31 .................. 7,768 7,798,052
PointClickCare Technologies, Inc., Term Loan ,
12/29/27
(e) (g)
..................... 1,227 1,233,135

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.59%
,
06/02/28 .................. USD 29,626 $ 29,424,572
Verscend Holding Corp., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
11.50%
,
08/27/25 ................. 13,773 13,775,998
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.32%
,
10/22/29 ............ 5,572 5,599,629
Zelis Cost Management Buyer, Inc., Term Loan
B2 , 09/28/29
(g)
.................... 2,020 2,021,798
115,497,434
Hotel & Resort REITs — 0.0%
Ryman Hospitality Properties, Inc., Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
0.00%), 7.57%
,
05/18/30
(a)
........... 2,316 2,315,791
Hotels, Restaurants & Leisure — 6.5%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.25%), 7.57%
,
09/20/30 ........... 10,492 10,499,126
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 9.18%
,
02/02/26 ....... 12,273 11,875,915
Alterra Mountain Co., Term Loan B , 05/31/30
(g)
1,191 1,196,955
Alterra Mountain Co., Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.81%
,
05/31/30 .................. 5,127 5,152,731
Bally's Corp., Facility Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.84%
,
10/02/28 .................. 8,797 8,277,790
Caesars Entertainment, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67%
,
02/06/30 ............ 7,946 7,954,041
Caesars Entertainment, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.07%
,
02/06/31 ............ 16,463 16,471,232
Carnival Corp., Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.32%
,
08/09/27 .................. 6,516 6,548,736
Cedar Fair LP, Term Loan B , 04/18/31
(g)
..... 2,841 2,841,000
Churchill Downs, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.42%
,
03/17/28 .................. 10,339 10,339,168
CPG International LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.92%
,
04/28/29 .................. 6,194 6,201,906
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07%
,
01/27/29 ............ 28,602 28,653,439
Flutter Entertainment plc, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.56%
,
11/25/30 .................. 22,564 22,584,061
Four Seasons Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.32%
,
11/30/29 ....... 20,788 20,805,510
Hilton Domestic Operating Co., Inc., Term Loan
B4 , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 7.42%
,
11/08/30 ........... 17,007 17,037,718
Hurtigruten Group AS, Facility Term Loan B2 ,
(6-mo. EURIBOR at 0.00% Floor + 7.00%),
10.91%
,
09/30/27
(e)
................ EUR 274 267,647
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hurtigruten Newco AS, Facility Term Loan ,
(6-mo. EURIBOR at 0.00% Floor + 8.50%),
12.41%
,
02/23/29 ................. EUR 1,689 $ 489,970
IRB Holding Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.17%
,
12/15/27 .................. USD 15,083 15,100,631
Light and Wonder International, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.07%
,
04/14/29 ........... 7,782 7,788,077
Motion Acquisition Ltd., Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 9.07%
,
11/12/29 ............. 8,680 8,664,756
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.67%
,
03/09/28 .................. 7,146 4,497,967
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.17%
,
05/03/29 ............ 9,967 9,970,233
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.57%
,
01/05/29 .................. 3,178 3,189,292
Seaworld Parks & Entertainment, Inc., Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.82%
,
08/25/28 ....... 4,116 4,109,731
Station Casinos LLC, Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.57%
,
03/14/31 ............ 16,459 16,451,593
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
08/03/28 .................. 17,454 17,512,559
Wyndham Hotels & Resorts, Inc., Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 7.67%
,
05/24/30 ............ 5,217 5,229,189
269,710,973
Household Durables — 1.5%
(a)
ACProducts Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.81%
,
05/17/28 .................. 11,379 9,851,059
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.82%
,
02/26/29 ............ 17,788 17,641,817
Serta Simmons Bedding LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
7.50%), 12.92%
,
06/29/28 ............ 1,634 1,426,039
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.43%
,
10/06/28 ............ 16,191 13,672,417
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.68%
,
10/30/27 ............ 22,501 20,691,699
63,283,031
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
12/22/27
(a)
................. 1,627 1,623,877

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.4%
(a)
Calpine Construction Finance Co. LP, Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 7.57%
,
07/31/30 ....... USD 6,962 $ 6,954,722
Calpine Corp., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
01/31/31 .................. 3,784 3,776,735
Constellation Renewables LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.10%
,
12/15/27 ............ 5,808 5,802,133
16,533,590
Industrial Conglomerates — 0.5%
(a)
EMRLD Borrower LP, Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.82%
,
05/31/30 .................. 14,146 14,188,113
JFL-Tiger Acquisition Co., Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.82%
,
10/17/30 ............ 3,489 3,491,377
Minimax Viking GmbH, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.18%
,
07/31/28 ............ 1,356 1,358,450
SVP-Singer Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.81%
,
07/28/28
(e)
................ 3,178 794,413
19,832,353
Insurance — 4.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.82%
,
11/06/30 ........... 32,671 32,788,734
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.68% , 02/19/28 .......... 17,351 17,368,694
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.18% , 02/19/28 .......... 1,294 1,296,250
AssuredPartners, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.82%
,
02/14/31 .................. 26,196 26,306,547
Baldwin Risk Partners LLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
10/14/27 ............ 5,375 5,356,833
Hub International Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.57%
,
06/20/30 .................. 25,004 25,128,300
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.83%
,
03/15/30 .................. 5,855 5,864,108
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.07%
,
09/01/27 .................. 11,606 11,617,599
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , 03/08/32
(g)
.................. 8,316 8,383,609
Truist Insurance Holdings LLC, Term Loan B ,
05/06/31
(g)
...................... 18,310 18,344,423
USI, Inc., Term Loan , (3-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 8.55%
,
09/27/30 . 5,066 5,078,340
USI, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
8.30%
,
11/22/29 .................. 19,998 20,036,890
177,570,327
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.5%
(a)
Acuris Finance US, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.45%
,
02/16/28 .................. USD 2,548 $ 2,546,618
Camelot US Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.07%
,
01/31/31 .................. 19,225 19,255,298
21,801,916
IT Services — 2.4%
(a)
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.68%
,
01/31/28 ................. 7,467 6,781,029
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
10.68%
,
01/20/29 ................. 3,571 3,205,770
Asurion LLC, Term Loan B11 , (1-mo. CME
Term SOFR at 0.00% Floor + 4.25%),
9.67%
,
08/19/28 .................. 5,266 5,128,542
Asurion LLC, Term Loan B8 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.68%
,
12/23/26 .................. 14,805 14,455,636
Asurion LLC, Term Loan B9 , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.68%
,
07/31/27 .................. 2,500 2,425,000
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
9.31%
,
07/06/29 .................. 20,600 20,673,369
Go Daddy Operating Co. LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.43%
,
08/10/27 ............ 8,221 8,226,301
Go Daddy Operating Co. LLC, Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 7.32%
,
11/09/29 ............. 5,901 5,901,103
Modena Buyer LLC, Term Loan , 04/18/31
(g)
.. 5,437 5,318,093
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.75%), 9.07%
,
02/24/28 .. 22,667 22,743,394
Venga Finance SARL, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.35%
,
06/28/29 ................. 5,113 5,100,719
99,958,956
Leisure Products — 0.3%
(a)
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.42%
,
12/01/28
(e)
........... 3,959 3,909,556
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
05/30/28 ............ 3,425 3,424,529
Peloton Interactive, Inc., Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.48%
,
05/25/27 ................. 3,173 3,161,050
SRAM LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.18%
,
05/18/28 .................. 993 992,009
11,487,144
Life Sciences Tools & Services — 1.3%
(a)
Avantor Funding, Inc., Term Loan B6 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
7.42%
,
11/08/27 .................. 4,484 4,494,098
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.07%
,
07/01/30 .................. 2,669 2,678,109

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
Icon plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.31% , 07/03/28 .......... USD 12,833 $ 12,879,063
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.33%
,
10/19/27 ............ 11,951 11,808,838
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
11/15/28 ............. 12,589 12,621,924
Star Parent, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 4.00%),
9.31%
,
09/27/30 .................. 7,936 7,930,861
52,412,893
Machinery — 4.8%
(a)
Albion Financing 3 SARL, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.57%
,
08/17/26 ................. 10,302 10,336,986
Barnes Group, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.82%
,
08/30/30 .................. 7,690 7,701,886
Columbus McKinnon Corp., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.81%
,
05/14/28
(e)
................. 2,523 2,532,830
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93% , 10/21/28 .......... 8,250 8,263,994
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.68% , 10/21/28 .......... 7,727 7,751,500
Gardner Denver, Inc., Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.17%
,
03/01/27 .................. 6,468 6,477,996
Gates Global LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.92%
,
03/31/27 .................. 10,878 10,903,389
Generac Power Systems, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.17%
,
12/13/26 ............ 1,957 1,952,684
Husky Injection Molding Systems Ltd., Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 5.00%), 10.32%
,
02/15/29 ...... 31,256 31,338,249
Indicor LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.30%
,
11/22/29 .................. 16,926 17,052,459
Ingersoll-Rand Services Co., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor and
0.00% Cap + 1.75%), 7.17%
,
03/01/27 ... 2,977 2,981,697
Madison IAQ LLC, Term Loan , (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.68%
,
06/21/28 .................. 18,616 18,614,007
Osmosis Buyer Ltd., Delayed Draw Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.57%
,
07/31/28 ............ 10,060 10,105,270
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.92%
,
04/05/29 .................. 11,580 11,638,933
TK Elevator Midco GmbH, Facility Term Loan
B2 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.79%
,
04/30/30 ........... 30,739 30,855,334
Vertiv Group Corp., Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.93%
,
03/02/27 .................. 12,761 12,799,116
Security
Par (000)
Par (000) Value
Machinery (continued)
WEC US Holdings Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.07%
,
01/27/31 .................. USD 7,438 $ 7,441,124
Zurn LLC, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.43%
,
10/04/28 .................. 1,929 1,937,811
200,685,265
Media — 1.2%
(a)
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.67%
,
03/03/25 ............ 8,758 8,657,670
Charter Communications Operating LLC, Term
Loan B4 , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 7.30%
,
12/07/30 ....... 7,635 7,524,870
Clear Channel Outdoor Holdings, Inc., Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.43%
,
08/21/28 ....... 4,021 4,018,300
CSC Holdings LLC, Term Loan , (1-mo.
LIBOR USD at 0.00% Floor + 2.50%),
7.94%
,
04/15/27 .................. 10,089 8,481,109
DirecTV Financing LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.43%
,
08/02/27 ................. 4,643 4,665,431
ECL Entertainment LLC, Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.07%
,
09/03/30 ............ 3,002 3,009,132
ECL Entertainment LLC, Term Loan B ,
08/31/30
(g)
...................... 1,582 1,585,765
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.82% 06/30/28 ....... 5,021 5,038,066
Sinclair Television Group, Inc., Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.17%
,
04/21/29 ............ 3,207 2,449,938
Ziggo Financing Partnership, Facility Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.94%
,
04/30/28 ............ 6,060 5,977,636
51,407,917
Oil, Gas & Consumable Fuels — 1.2%
(a)
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.09%
,
12/21/28 ............ 23,306 23,146,897
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.92%
,
09/19/29 ............ 1,654 1,654,589
Medallion Midland Acquisition LP, Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.83%
,
10/18/28 ............ 6,995 7,019,532
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.33%
,
10/30/28 ................. 11,286 11,330,322
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 8.44%
,
10/05/28 .. 7,280 7,297,779
50,449,119
Passenger Airlines — 1.4%
(a)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.34%
,
04/20/28 ................. 8,625 8,962,017
Air Canada, Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.83%
,
03/21/31
(e)
................. 5,959 5,996,244

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 7.07% , 01/29/27 .......... USD 5,094 $ 5,087,095
(6-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.60% , 02/15/28 .......... 7,611 7,619,071
(6-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.77% , 06/04/29 .......... 9,369 9,396,480
Mileage Plus Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.73%
,
06/21/27 ................. 12,159 12,469,499
United AirLines, Inc., Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
8.08%
,
02/22/31 .................. 8,453 8,476,753
WestJet Airlines Ltd., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.42%
,
12/11/26 .................. 379 378,545
58,385,704
Pharmaceuticals — 2.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 10.82%
,
05/04/28 ............ 8,055 8,054,578
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 9.55%
,
02/28/28 ....... 9,009 9,033,645
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.67%
,
02/01/27 ................. 7,636 6,391,745
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.43%
,
02/22/28 ............ 11,697 11,680,214
Elanco Animal Health, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
7.16%
,
08/01/27 .................. 13,571 13,539,742
Jazz Pharmaceuticals PLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.43%
,
05/05/28 ............ 11,917 11,983,952
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
06/02/28 .................. 8,863 8,898,658
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.67%
,
04/20/29 .................. 8,110 8,076,829
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.40%
,
11/18/27 ............. 7,907 7,803,736
85,463,099
Professional Services — 3.8%
(a)
AlixPartners LLP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.93%
,
02/04/28 .................. 10,261 10,285,000
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
06/02/28 .................. 21,656 20,843,929
CoreLogic, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.50%),
11.93%
,
06/04/29 ................. 8,925 8,004,727
Dayforce, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.82%
,
03/03/31
(e)
................. 13,357 13,373,696
Dun & Bradstreet Corp. (The), Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.07%
,
01/18/29 ............ 42,695 42,759,869
Security
Par (000)
Par (000) Value
Professional Services (continued)
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.66%
,
07/06/29 ....... USD 3,754 $ 3,763,820
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.66%
,
07/06/29 .................. 8,135 8,154,943
FleetCor Technologies Operating Co. LLC, Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 7.17%
,
04/28/28 ....... 9,574 9,575,398
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08%
,
04/29/29 ............ 5,252 4,700,459
Trans Union LLC, Term Loan B5 , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.17%
,
11/16/26 .................. 9,027 9,031,057
Trans Union LLC, Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.32%
,
12/01/28 .................. 11,321 11,329,119
VS Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
8.57%
,
04/12/31 .................. 15,019 15,047,925
156,869,942
Real Estate Management & Development — 0.2%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 8.18% , 08/21/25 .......... 584 583,011
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67% , 01/31/30
(e)
......... 3,155 3,159,054
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.07% , 01/31/30
(e)
......... 3,466 3,474,495
7,216,560
Semiconductors & Semiconductor Equipment — 0.5%
(a)
Entegris, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
7.06%
,
07/06/29 .................. 5,905 5,926,435
MKS Instruments, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
08/17/29 .................. 12,980 12,987,755
Synaptics, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.84%
,
12/02/28 .................. 2,773 2,764,607
21,678,797
Software — 8.3%
(a)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.81%
,
02/24/31 ............ 23,070 23,226,142
Barracuda Parent LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 6,081 6,080,456
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.68%
,
09/21/28 ............ 15,451 15,437,476
Cloud Software Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.93%
,
03/21/31 ....... 6,949 6,933,365
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.91%
,
03/30/29 ............ 40,154 40,137,437

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.17%
,
10/08/28 .................. USD 5,101 $ 5,073,739
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.42%
,
10/08/29 ................. 8,800 8,436,877
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.62%
,
12/01/28 ................. 2,485 2,488,579
E2open LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
02/04/28 .................. 2,065 2,070,693
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.92%
,
10/09/29 ............ 15,973 16,015,501
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
8.00%), 13.42%
,
10/09/28 ............ 1,168 1,169,390
Epicor Software Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
07/30/27 .................. 10,295 10,331,753
Gen Digital, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.42%
,
09/12/29 .................. 13,468 13,479,992
Genesys Cloud Services Holdings I LLC, Term
Loan
(1-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.82% , 12/01/27 .......... 16,320 16,375,155
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18% , 12/01/27 .......... 7,240 7,276,054
Helios Software Holdings, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 9.08%
,
07/18/30 ............ 6,910 6,881,428
Informatica LLC, Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
8.18%
,
10/27/28 .................. 21,455 21,475,995
Magenta Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.59%
,
07/27/28 ............ 6,019 3,018,835
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.84%
,
07/27/29 ............ 10,267 2,823,348
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.16%
,
03/01/29 .................. 15,052 15,053,744
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.57%
,
05/03/28 .................. 14,093 14,035,032
MH Sub I LLC, 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 6.25%),
11.57%
,
02/23/29 ................. 9,514 9,385,649
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
08/31/28 .................. 20,728 20,812,655
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
04/24/28 .................. 28,523 27,473,162
RealPage, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.50%),
11.93%
,
04/23/29 ................. 1,528 1,499,722
Sabre GLBL, Inc., Term Loan B1 , 12/17/27
(g)
. 1,441 1,253,247
Sabre GLBL, Inc., Term Loan B2 , 12/17/27
(g)
. 911 792,136
Security
Par (000)
Par (000) Value
Software (continued)
Severin Acquisition LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.33%
,
08/01/27 ............ USD 7,593 $ 7,608,981
SS&C Technologies Holdings, Inc., Term Loan
B3 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.18%
,
04/16/25 ........... 5,889 5,887,432
SS&C Technologies Holdings, Inc., Term Loan
B4 , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 7.18%
,
04/16/25 ........... 5,560 5,558,170
UKG, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.50%),
8.82%
,
02/10/31 .................. 24,169 24,274,075
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
07/20/28 ............ 1,539 1,539,717
343,905,937
Specialty Retail — 1.1%
(a)
CD&R Firefly Bidco Ltd., Facility Term Loan
B5 , (3-mo. SONIA at 0.00% Floor + 6.00%),
11.31%
,
06/21/28 ................. GBP 1,855 2,319,310
EG Group Ltd., Facility Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
10.00%
,
03/31/26
(e)
................ USD 4,275 4,264,167
LS Group Opco Acquisition LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 8.32%
,
04/23/31 ............ 3,298 3,303,033
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.50%), 9.82%
,
05/04/28 .. 15,233 15,273,839
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.17%
,
02/11/28 .................. 11,834 11,650,403
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.93% , 10/20/28 .......... 3,594 3,503,740
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67% , 10/20/28 .......... 4,210 4,137,243
RVR Dealership Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.17%
,
02/08/28 ............ 1,285 1,202,434
45,654,169
Textiles, Apparel & Luxury Goods — 0.1%
(a)
Crocs, Inc., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%), 7.55% -
7.57%
,
02/20/29 .................. 3,183 3,194,360
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.07%
,
03/08/30 .................. 2,719 2,717,378
5,911,738
Trading Companies & Distributors — 1.5%
(a)
Beacon Roofing Supply, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
05/19/28 .................. 9,434 9,456,818
Core & Main LP, Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 2.50%),
7.92%
,
07/27/28
(e)
................. 13,153 13,202,463
Core & Main LP, Term Loan C , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
7.57%
,
02/09/31
(e)
................. 4,328 4,338,973
Foundation Building Materials, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 9.32% - 9.33%
,
01/29/31 ....... 10,130 10,196,453

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.67% , 06/02/28 .......... USD 6,798 $ 6,839,852
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93% , 06/02/28 .......... 12,705 12,794,889
TMK Hawk Parent Corp., Term Loan , (3-mo.
LIBOR USD + 11.00%), 11.00%
,
12/15/31
(e)
213 177,801
TMK Hawk Parent Corp., Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.57%
,
06/30/29
(e)
................ 6,663 5,696,564
62,703,813
Transportation Infrastructure — 0.5%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18% , 09/22/28 .......... 7,645 7,649,446
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.82% , 09/22/28 .......... 4,618 4,626,918
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.67%
,
12/15/26
(e)
................ 5,092 5,059,919
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
9.56%
,
03/17/30 .................. 2,124 2,130,697
19,466,980
Wireless Telecommunication Services — 0.3%
(a)
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
04/30/28 ............ 4,121 4,103,745
SBA Senior Finance II LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
7.32%
,
01/25/31 .................. 9,380 9,408,181
13,511,926
Total Floating Rate Loan Interests — 87 .9%
(Cost: $ 3,674,094,956 ) ............................ 3,647,312,143
Shares
Shares
Investment Companies
Invesco Senior Loan ETF .............. 1,201,257 25,286,460
iShares 0-5 Year High Yield Corporate Bond
ETF
(h)
......................... 51,012 2,140,463
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(h) (i)
..................... 206,199 10,472,847
iShares Broad USD High Yield Corporate Bond
ETF
(h) (i)
......................... 31,241 1,122,802
iShares iBoxx $ High Yield Corporate Bond
ETF
(h) (i)
......................... 93,396 7,125,181
Janus Henderson AAA CLO ETF ......... 46,374 2,355,335
SPDR Blackstone Senior Loan ETF ....... 376,353 15,799,299
Total Investment Companies — 1 .6%
(Cost: $ 64,352,141 ) ............................... 64,302,387
Security
Beneficial Interest
(000) Value
Other Interests
(j)
Capital Markets — 0.0%
Millennium Corp. Claim
(e)
............... USD 15,011 $ —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.1%
Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding Corp.
(Preference) , 12.25%
(e)
.............. 1,494 2,170,278
Total Preferred Securities — 0 .1%
(Cost: $ 1,464,120 ) ............................... 2,170,278
Warrants
Diversified Consumer Services — 0.0%
Carnelian Point Holdings LP (Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(c) (e)
....................... 16,956 —
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. (Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(c)
..... 3,619 62,319
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 62,319
Total Long-Term Investments — 91.9%
(Cost: $ 3,843,319,270 ) ............................ 3,813,850,009
Short-Term Securities
Money Market Funds — 13.2%
(h)(k)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(l)
................... 27,820,937 27,829,283
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.18% .................... 520,537,794 520,537,794
Total Short-Term Securities — 13 .2%
(Cost: $ 548,369,967 ) .............................. 548,367,077
Total Investments — 105 .1%
(Cost: $ 4,391,689,237 ) ............................ 4,362,217,086
Liabilities in Excess of Other Assets — (5.1) % ............. (212,323,678)
Net Assets — 100.0% ...............................
$ 4,149,893,408
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,878,480, representing 0.12% of its net assets as of period end, and an original cost of $2,960,195.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(g)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)
Affiliate of the Fund.
(i)
All or a portion of this security is on loan.
(j)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)
Annualized 7-day yield as of period end.
(l)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 27,833,392
(a)
$ — $ (1,219) $ (2,890) $ 27,829,283 27,820,937 $ 544,580
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 301,458,447 219,079,347
(a)
— — — 520,537,794 520,537,794 11,562,255 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 105,656,341 — (105,683,669)
(a)
53,628 (26,300) — — — —
iShares 0-5 Year High Yield
Corporate Bond ETF .... 2,292,400 — (167,656) 4,641 11,078 2,140,463 51,012 110,641 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF 49,303,800 1,858,497 (41,003,218) 439,003 (125,235) 10,472,847 206,199 985,614 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 1,131,065 — — (8,263) 1,122,802 31,241 20,721 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 38,127,500 40,881,764 (72,210,262) 1,081,463 (755,284) 7,125,181 93,396 1,149,142 —
$ 1,577,516 $ (906,894) $ 569,228,370 $ 14,372,953 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,213,359 USD 1,294,658 Bank of New York Mellon 06/20/24 $ 2,933
USD 6,531 EUR 6,000 Morgan Stanley & Co. International plc 06/20/24 114
USD 3,470,192 EUR 3,176,055 Toronto Dominion Bank 06/20/24 73,655
USD 3,397,600 EUR 3,106,945 UBS AG 06/20/24 74,970
USD 1,714,642 GBP 1,346,000 HSBC Bank plc 06/20/24 32,307
$ 183,979
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V2 ........... 5 .00 % Quarterly 06/20/28 BB- USD 98,095 $ 6,655,234 $ 1,065,073 $ 5,590,161
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 9,500 $ 279,585 $ (34,914) $ 314,499
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 10,000 33,973 (64,362) 98,335
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 20,000 147,211 (110,017) 257,228
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 25,000 492,941 (87,447) 580,388
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JP Morgan Chase Bank
NA 09/20/24 USD 31,500 (38,969) (3,686) (35,283)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 9,500 285,932 (65,862) 351,794
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 33,500 (33,296) (3,920) (29,376)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 25,000 $ 430,159 $ (147,419) $ 577,578
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 25,000 (171,299) (136,394) (34,905)
$ 1,426,237 $ (654,021) $ 2,080,258
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .33%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 6,148,285 $ — $ 6,148,285
Common Stocks
Construction & Engineering ................................ — 124,532 — 124,532
Energy Equipment & Services .............................. — — — —
Financial Services ...................................... — — 5,081,943 5,081,943
Health Care Providers & Services ............................ — 1,767,487 — 1,767,487
Machinery ............................................ — 54 — 54
Media ............................................... — — 3,110,993 3,110,993
Professional Services .................................... — 1,509,475 — 1,509,475
Trading Companies & Distributors ............................ — 766,049 — 766,049

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Corporate Bonds
Aerospace & Defense .................................... $ — $ 315,361 $ — $ 315,361
Automobile Components .................................. — 1,225,287 — 1,225,287
Chemicals ............................................ — 9,711,289 — 9,711,289
Commercial Services & Supplies ............................. — 4,085,002 — 4,085,002
Construction & Engineering ................................ — 2,236,338 — 2,236,338
Diversified Consumer Services .............................. — 4,322,259 — 4,322,259
Diversified Telecommunication Services ........................ — 2,709,136 — 2,709,136
Electric Utilities ........................................ — — — —
Health Care Equipment & Supplies ........................... — 3,267,736 — 3,267,736
Hotels, Restaurants & Leisure .............................. — 6,318,222 — 6,318,222
Household Durables ..................................... — 3,909,133 — 3,909,133
Machinery ............................................ — 6,713,312 — 6,713,312
Real Estate Management & Development ....................... — 272,227 — 272,227
Software ............................................. — 9,979,521 — 9,979,521
Specialty Retail ........................................ — 8,182,529 — 8,182,529
Wireless Telecommunication Services ......................... — 196,280 — 196,280
Fixed Rate Loan Interests
Health Care Technology .................................. — 6,855,553 — 6,855,553
Media ............................................... — 5,166,679 6,028,200 11,194,879
Floating Rate Loan Interests
Aerospace & Defense .................................... — 137,866,107 — 137,866,107
Automobile Components .................................. — 42,157,464 — 42,157,464
Automobiles .......................................... — — 11,291,726 11,291,726
Beverages ........................................... — 41,897,745 — 41,897,745
Broadline Retail ........................................ — 37,662,110 — 37,662,110
Building Products ....................................... — 32,564,782 3,429,544 35,994,326
Capital Markets ........................................ — 84,956,364 — 84,956,364
Chemicals ............................................ — 152,714,994 — 152,714,994
Commercial Services & Supplies ............................. — 135,976,049 4,430,323 140,406,372
Communications Equipment ................................ — 20,729,527 — 20,729,527
Construction & Engineering ................................ — 56,363,753 — 56,363,753
Construction Materials .................................... — 36,713,733 — 36,713,733
Consumer Staples Distribution & Retail ........................ — 11,894,743 — 11,894,743
Containers & Packaging .................................. — 44,433,703 — 44,433,703
Distributors ........................................... — 19,059,199 — 19,059,199
Diversified Consumer Services .............................. — 69,803,298 — 69,803,298
Diversified Telecommunication Services ........................ — 103,638,005 7,806,595 111,444,600
Electric Utilities ........................................ — 8,144,722 — 8,144,722
Electrical Equipment ..................................... — 12,246,324 — 12,246,324
Electronic Equipment, Instruments & Components ................. — 12,451,882 — 12,451,882
Energy Equipment & Services .............................. — 375,494 82,509 458,003
Entertainment ......................................... — 151,584,623 — 151,584,623
Financial Services ...................................... — 163,564,623 — 163,564,623
Food Products ......................................... — 85,730,905 — 85,730,905
Ground Transportation ................................... — 38,110,443 — 38,110,443
Health Care Equipment & Supplies ........................... — 71,381,903 — 71,381,903
Health Care Providers & Services ............................ — 67,668,292 5,241,408 72,909,700
Health Care Technology .................................. — 114,264,299 1,233,135 115,497,434
Hotel & Resort REITs .................................... — 2,315,791 — 2,315,791
Hotels, Restaurants & Leisure .............................. — 269,443,326 267,647 269,710,973
Household Durables ..................................... — 63,283,031 — 63,283,031
Household Products ..................................... — 1,623,877 — 1,623,877
Independent Power and Renewable Electricity Producers ............ — 16,533,590 — 16,533,590
Industrial Conglomerates .................................. — 19,037,940 794,413 19,832,353
Insurance ............................................ — 177,570,327 — 177,570,327
Interactive Media & Services ............................... — 21,801,916 — 21,801,916
IT Services ........................................... — 99,958,956 — 99,958,956
Leisure Products ....................................... — 7,577,588 3,909,556 11,487,144
Life Sciences Tools & Services .............................. — 52,412,893 — 52,412,893
Machinery ............................................ — 198,152,435 2,532,830 200,685,265
Media ............................................... — 51,407,917 — 51,407,917
Oil, Gas & Consumable Fuels ............................... — 50,449,119 — 50,449,119
Passenger Airlines ...................................... — 52,389,460 5,996,244 58,385,704
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ — $ 85,463,099 $ — $ 85,463,099
Professional Services .................................... — 143,496,246 13,373,696 156,869,942
Real Estate Management & Development ....................... — 583,011 6,633,549 7,216,560
Semiconductors & Semiconductor Equipment .................... — 21,678,797 — 21,678,797
Software ............................................. — 343,905,937 — 343,905,937
Specialty Retail ........................................ — 41,390,002 4,264,167 45,654,169
Textiles, Apparel & Luxury Goods ............................ — 5,911,738 — 5,911,738
Trading Companies & Distributors ............................ — 39,288,012 23,415,801 62,703,813
Transportation Infrastructure ............................... — 14,407,061 5,059,919 19,466,980
Wireless Telecommunication Services ......................... — 13,511,926 — 13,511,926
Investment Companies .................................... 64,302,387 — — 64,302,387
Other Interests .......................................... — — — —
Preferred Securities ....................................... — — 2,170,278 2,170,278
Warrants .............................................. 62,319 — — 62,319
Short-Term Securities
Money Market Funds ...................................... 548,367,077 — — 548,367,077
$ 612,731,783 $ 3,633,330,827 $ 116,154,476 $ 4,362,217,086
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 5,590,161 $ — $ 5,590,161
Foreign currency exchange contracts ............................ — 183,979 — 183,979
Interest rate contracts ....................................... — 2,179,822 — 2,179,822
Liabilities
Interest rate contracts ....................................... — (99,564) — (99,564)
$ — $ 7,854,398 $ — $ 7,854,398
(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 ........................................................ $ — $ — $ 91,461,099 $ 1,959,357 $ 93,420,456
Transfers into Level 3 .................................................................. — — 37,863,028 — 37,863,028
Transfers out of Level 3 ................................................................. — — (25,467,138) — (25,467,138)
Accrued discounts/premiums .............................................................. — 718 479,679 — 480,397
Net realized loss ...................................................................... — — (8,236,320) — (8,236,320)
Net change in unrealized appreciation (depreciation)
(a)
............................................. 2,060,399 (31,318) 6,902,472 210,921 9,142,474
Purchases .......................................................................... 6,132,537 6,058,800 62,454,256 — 74,645,593
Sales ............................................................................. — — (65,694,014) — (65,694,014)
Closing balance, as of April 30, 2024 .........................................................
$ 8,192,936 $ 6,028,200 $ 99,763,062 $ 2,170,278 $ 116,154,476
Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2024
(a)
..................
$ 2,060,399 $ (31,318) $ (1,025,117) $ 210,921 $ 1,214,885
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
BlackRock Floating Rate Income Portfolio

Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts